Liabilities to credit institutions - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Mar. 28, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt covenant ratio, maximum	0.9
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, average amount outstanding	$ 144,446,000			$ 120,840,000
Floorplan facilities | Total for all related parties
Disclosure of detailed information about borrowings [line items]
Borrowings	54,975,000			44,877,000
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	8,160,000			26,947,000
Non Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	927,235,000			0
Non Current Liabilities | Syndicated loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	927,235,000			$ 0
Non Current Liabilities | 3 Month Euro Interbank Offered Rate 2.85% | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Loans from banks, nominal amount	352,825
Minimum | Non Current Liabilities | Syndicated loans from banks
Disclosure of detailed information about borrowings [line items]
Carrying amount of non-current liabilities with covenants	5,359,900,000
Debt instruments held | €			€ 400,000
Minimum | Non Current Liabilities | Syndicated loans from banks | Entering into significant commitments
Disclosure of detailed information about borrowings [line items]
Carrying amount of non-current liabilities with covenants		$ 1,400,000
Maximum | Non Current Liabilities | Syndicated loans from banks
Disclosure of detailed information about borrowings [line items]
Debt instruments held	$ 5,500,000,000